UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

3633 Hill Rd. 3rd Floor

Parsippany,  NJ 07054

(Address of Principal Executive Offices)(Zip Code)

James B. Potkul

Potkul Capital Management LLC

3633 Hill Rd. 3rd Floor

Parsippany,  NJ 07054

 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (973) 331-1000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

		Bread & Butter Fund
		Schedule of Investments
		September 30, 2019 (Unaudited)

Shares			Value

COMMON STOCKS - 63.08%

Consumer Products - 4.67%
30,000		22nd Century Group, Inc. *	$ 67,800

Diversified Holding Cos. - 15.03%
1,050		Berkshire Hathaway, Inc. - Class B *	218,421

Electronic Computers - 3.85%
250		Apple, Inc.	55,992

Gold & Silver Ores - 1.79%
1,500		Barrick Gold Corp. (Canada)	25,995

Grain Mill Products - 0.84%
150		Ingredion, Inc.	12,261

Healthcare-Pharmaceutical - 3.56%
400		Johnson & Johnson	51,752

Household Appliances - 1.97%
600		AO Smith Corp.	28,626

Household furniture - 0.24%
2,000		Natuzzi Spa ADR *	3,507

Malt Beverages - 3.96%
1,000		Molson Coors Brewing Co. - Class B	57,500

Meat Packing Plants - 11.86%
2,000		Tyson Foods, Inc. - Class A	172,280

National Commerical Banks - 1.39%
400		Wells Fargo & Co.	20,176

Oil and Gas Field Exploration Services - 0.93%
6,300		Dawson Geophysical Co. *	13,482

Plastics Products, NEC - 2.58%
2,000		Newell Brands, Inc.	37,440

Retail-Home Furniture, Furnish - 1.10%
1,500		Bed Bath and Beyond Inc.	15,960

Services-Computer Programming, Data Processing, Etc. - 2.45%
200		Facebook, Inc. - Class A *	35,616

Services-Medical Laboratories - 4.05%
350		Laboratory Corp. of America Holdings *	58,800

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.81%
1,300	LKQ Corp.*	LKQ Corp.*	40,885

TOTAL FOR COMMON STOCKS (Cost $551,089) - 63.08%			916,493

PREFERRED SECURITIES - 7.80%
US Government Agencies - 7.80%
6,000		Fannie MAE Pref Shares, Series R, 7.625% Perpetual *	74,400
3,000		Fannie MAE Pref Shares, Series T, 8.25% Perpetual *	38,970
TOTAL FOR PREFERRED SECURITIES (Cost $54,546) - 7.80%			113,370

REAL ESTATE INVESTMENT TRUST - 1.40%
800		UMH Properties, Inc., Series D, 6.375% Perpetual	20,307
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $18,622) - 1.40%			20,307

MONEY MARKET FUND - 11.03%
160,192		Fidelity Institutional Treasury Only Money Market - Class I 1.85% **	160,192
TOTAL MONEY MARKET FUND (Cost $160,192) - 11.03%			160,192

SHORT TERM INVESTMENTS - 16.80%
244,030		Huntington Conservative Deposit Account 1.81%**	244,030
TOTAL FOR SHORT TERM INVESTMENTS (Cost $244,030) - 16.80%			244,030

TOTAL INVESTMENTS (Cost $1,028,478) - 100.10%			1,454,392

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.10%)			(1,506)

NET ASSETS - 100.00%			$ 1,452,886

* Non-income producing security during the period
** Variable rate security: the coupon rate shown represents the yield at September 30, 2019

*** At September 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,028,478 amounted to $425,914, which consisted of aggregate gross unrealized appreciation of $459,532, and aggregate gross unrealized depreciation of $33,618.

NOTES TO FINANCIAL STATEMENTS
Bread & Butter Fund

At September 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,028,478 amounted to $425,914, which consisted of aggregate gross unrealized appreciation of $459,532, and aggregate gross unrealized depreciation of $33,618.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.   Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price, except for short positions, for which the last quoted asked price is used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

2. FOREIGN CURRENCY

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than 'investments in securities at fiscal period end, resulting from changes in exchange rates.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock *		$916,493	$0	$0	$916,493
Preferred Securities		$113,370	$0	$0	$113,370
Real Estate Investment Trusts		$20,307	$0	$0	$20,307
Money Market Fund		$160,192	$0	$0	160,192
Short-Term Investment		$244,030	$0	$0	$244,030
Total		$1,454,392	$0	$0	$1,454,392

* Industry classifications for these categories are detailed on the Fund's Schedule of Investments.

The Fund did not hold any Level 3 assets during the three month period ended September 30, 2019. The Fund did not hold any derivative instruments at any time during the three month period ended September 30, 2019. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/James B. Potkul

     James B. Potkul

     President

     Acting as Principal Executive Officer and Principal Financial Officer

Date November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ James B. Potkul

     James B. Potkul

     President

     Acting as Principal Executive Officer and Principal Financial Officer

Date November 25, 2019